LOAN PAYABLE (Details Narrative) - USD ($)		12 Months Ended
	May 27, 2020	Dec. 31, 2023	Sep. 30, 2024
Debt Disclosure [Abstract]
Debt instrument principal amount	$ 150,000
Debt instrument interest percentage	3.75%
Debt instrument term	30 years
Debt instrument principal and interest	$ 731
Debt instrument interest and remaining balance		$ 150,000
Debt instrument remaining		$ 150,000	$ 150,000